Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Inventories, Net

6. Inventories, Net

As of June 30, 2026 and December 31, 2025, inventories, net consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Inventories, net	$3,328,385	$7,126,014

For the six months ended June 30, 2026, 2025 and 2024, the write-downs of inventories were $105,024, $9,267 and $5,976, respectively.